UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (142.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.0%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	$2,000,000	$2,405,560

Jefferson, Cnty. Rev. Bonds (Warrents)
5.00%, 9/15/34	AA	2,075,000	2,415,611
5.00%, 9/15/33	AA	275,000	321,393

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	3,150,000	3,960,653

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	830,595

			9,933,812
Arizona (3.1%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30(FWC)	AA	1,700,000	2,008,924

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,303,840

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds (Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	379,285

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,400,000	2,588,304

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,099,920

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	645,000	679,508

Pinal Cnty., Elec. Rev. Bonds, 5.00%, 7/1/35	A	550,000	636,372

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,350,000	1,662,633

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,101,030

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	Baa1	500,000	556,220

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A-	2,065,000	2,314,142

			15,339,220
California (20.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	BBB+/F	550,000	588,709

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5.00%, 4/1/33	AA-	1,200,000	1,374,456

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	882,820

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. E, 4.80%, 8/1/37	AA-	970,000	970,000

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5.00%, 10/1/42	Baa1	500,000	542,375
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	200,000	224,402
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/40	A-	650,000	722,839

CA State G.O. Bonds
5.50%, 3/1/40	Aa3	7,450,000	8,238,583
5.00%, 4/1/42	Aa3	4,000,000	4,560,120

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,189,318

CA State Hlth. Fac. Fin. Auth. Rev. Bonds (Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	2,000,000	2,261,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB	400,000	445,412

CA State Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,801,805
4.75%, 11/1/46	A	750,000	810,533

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,104,760

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	1,000,000	1,115,580
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,575,000	1,589,254
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	2,000,000	2,293,540

CA State U. Rev. Bonds (Systemwide), Ser. A
5.00%, 11/1/41	Aa2	3,500,000	4,096,365
5.00%, 11/1/36	Aa2	3,000,000	3,593,280

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5.375%, 4/1/30	A-	1,415,000	1,417,080

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	466,691

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6.00%, 1/15/53	Baa3	1,500,000	1,736,370
zero %, 1/1/28 (Escrowed to maturity)	AA+	10,000,000	7,954,700

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.75%, 6/1/47	B3	1,510,000	1,510,000
Ser. A-2, 5.30%, 6/1/37	B	1,000,000	1,016,080
Ser. A-1, 5.125%, 6/1/47	B3	3,970,000	3,970,079
Ser. A-1, 5.00%, 6/1/33	B+	100,000	100,000
Ser. A-1, 5.00%, 6/1/29	BBB	1,000,000	1,175,620

Los Angeles, Dept. of Arpt Rev. Bonds (Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/41	AA-	1,000,000	1,150,050

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5.00%, 5/15/40	AA	3,500,000	3,837,680
5.00%, 5/15/30	AA	1,000,000	1,151,240

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	661,422

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,000,000	4,306,170
Ser. B, 6.50%, 11/1/39	BBB+	3,000,000	4,306,170

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	2,050,000	2,095,715

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,363,250

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 6.625%, 8/1/38 (Prerefunded 8/1/21)	Aa3	500,000	606,795

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5.00%, 8/15/30	AA-	635,000	738,448

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,833,586

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	1,320,000	1,435,144

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6.50%, 8/1/17		860,000	860,000

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	4,124,700

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	2,082,350
zero %, 7/1/38	Aa2	5,000,000	2,289,700

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	875,000	1,075,279

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	285,000	285,869

Univ. of CA Rev. Bonds, Ser. AF, 5.00%, 5/15/36(T)	AA	9,000,000	10,448,431

			104,403,770
Colorado (2.8%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB+	600,000	656,400
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,750,000	1,895,880
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,117,260
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,074,240
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB+	1,650,000	1,759,742
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 6/1/29	BBB+	315,000	315,422

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	567,892

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,122,606

E-470 CO Pub. Hwy. Auth.
FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index) Ser. B, 1.876%, 9/1/39	A3	1,400,000	1,415,820
FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index) Ser. A, 1.727%, 9/1/39	A3	500,000	502,300

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	200,000	214,036

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	Baa1	2,250,000	3,201,525

			13,843,123
Delaware (0.6%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,100,000	1,195,799

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.75%, 10/1/38	VMIG1	1,650,000	1,650,000

			2,845,799
District of Columbia (1.8%)

DC Rev. Bonds (Howard U.), Ser. A
6.50%, 10/1/41	BBB	1,575,000	1,675,202
U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	25,000	29,781

DC U. Rev. Bonds (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,132,780

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	2,000,000	2,311,720

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,131,940
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,496,687

			8,778,110
Florida (5.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	3,000,000	3,295,200

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	255,000	265,320

Greater Orlando Aviation Auth. Rev. Bonds (Arpt. Fac.), Ser. A, 5.00%, 10/1/46	Aa3	3,000,000	3,412,950

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,491,695

Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	654,456

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,507,626

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	340,000	351,951

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,400,000	1,437,632

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,396,420

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5.375%, 10/1/41	A2	3,000,000	3,344,730
Ser. A, 5.00%, 10/1/38	A	2,000,000	2,265,900
5.00%, 10/1/28	A2	500,000	581,480

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	1,000,000	1,089,160

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,471,176

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,139,400
(Lifespace Cmntys, Inc.), Ser. C, 5.00%, 5/15/38	A/F	2,000,000	2,197,040

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	401,000

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	340,000	340,343

			29,643,479
Georgia (6.5%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/30	A2	1,715,000	2,002,040

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,353,825

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5.00%, 1/1/34	Aa3	1,550,000	1,769,325
5.00%, 1/1/33	Aa3	1,500,000	1,717,965

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa2	4,500,000	5,021,910

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,535,544

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,050,000	1,099,571
5.00%, 3/1/37	BBB-/F	1,100,000	1,175,229

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. S, 5.50%, 8/15/54	AA-	925,000	1,086,015
(Northeast GA Hlth. Syst.), Ser. B, 5.25%, 2/15/45	AA-	1,535,000	1,630,600
(Northeast GA Hlth. Syst.), Ser. B, U.S. Govt. Coll., 5.25%, 2/15/45 (Prerefunded 2/15/20)	AAA/P	4,965,000	5,479,672

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39 (Prerefunded 6/15/18)	Ba3	1,400,000	1,472,912

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,946,460

Richmond Cnty., Hosp. Auth. Rev. Bonds (U. Hlth. Svcs., Inc.)
5.00%, 1/1/31	A1	2,175,000	2,529,503
5.00%, 1/1/30	A1	770,000	900,777

			32,721,348
Hawaii (0.5%)

HI State G.O. Bonds, Ser. FK, 5.00%, 5/1/34	Aa1	2,000,000	2,393,640

			2,393,640
Illinois (16.5%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,064,134
Ser. A, 5.50%, 1/1/39	BBB+	500,000	511,880
Ser. D-05, 5.50%, 1/1/37	BBB+	750,000	767,820
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,252,407
Ser. D-05, 5.50%, 1/1/34	BBB+	1,000,000	1,025,000
Ser. A, 5.25%, 1/1/33	BBB+	1,250,000	1,262,813
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,499,880

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	2,250,000	1,963,800
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	A	3,500,000	3,014,550

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	509,030

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	640,000	722,586
Ser. A, U.S. Govt. Coll., 5.75%, 1/1/39 (Prerefunded 1/1/21)	AAA/P	3,360,000	3,873,072
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,399,213
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,501,183
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,430,554
Ser. D, 5.00%, 1/1/42	A	850,000	957,270
Ser. G, 5.00%, 1/1/37	A	400,000	452,888

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/34	AA	1,500,000	1,571,790

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,304,020

Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	975,816
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,978,681
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,317,776

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	678,946
5.00%, 11/1/39	A	1,080,000	1,174,165

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,217,800

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,795,775
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,634,009
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,562,726
(Alexian), Ser. A, AGM, 5.25%, 1/1/22 (Prerefunded 4/14/18)	A2	3,775,000	3,889,383

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,000,000	1,040,480
5.00%, 1/1/41	Baa3	500,000	518,745
5.00%, 2/1/39	Baa3	300,000	309,729
5.00%, 11/1/36	Baa3	6,000,000	6,289,200
5.00%, 11/1/34	Baa3	1,000,000	1,052,870
5.00%, 1/1/32	Baa3	800,000	846,088

IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	700,000	728,749
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	375,000	394,523
(Presence Hlth. Network), Ser. C, 5.00%, 2/15/36	Baa3	400,000	431,112
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	A/F	1,025,000	1,131,846
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	508,130

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	1,018,810

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,644,030
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	136,739
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,398,274
U.S. Govt. Coll., NATL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	148,606

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	6,984,720

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,535,700

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	4,150,000	4,714,276

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	A	1,870,000	1,421,686

			82,563,280
Indiana (0.7%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	180,000	203,837

IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,094,130
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	1,000,000	1,056,400

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGC, 5.75%, 10/1/28 (Prerefunded 10/1/19)	AA	1,000,000	1,101,060

			3,455,427
Kentucky (1.2%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,133,560

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	290,000	295,220

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,204,355

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,149,521
5.00%, 7/1/31	A+	385,000	431,200

			6,213,856
Louisiana (0.1%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	650,000	719,160

			719,160
Maryland (0.1%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	650,000	701,279

			701,279
Massachusetts (6.6%)

MA State G.O. Bonds
Ser. I, 5.00%, 12/1/35	Aa1	1,500,000	1,784,115
Ser. G, 4.00%, 9/1/42	Aa1	3,400,000	3,582,580

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,678,075

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	660,169
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	960,369	991,475
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	Baa3	500,000	556,540
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	395,000	424,329
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	780,000	850,106
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB-	1,100,000	1,227,325
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	804,240
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	51,190	51,193
(Berklee College of Music), 5.25%, 10/1/41	A2	2,000,000	2,271,080
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	3,000,000	3,133,500
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,900,000	2,198,737
(Suffolk U.), 5.00%, 7/1/34	Baa2	625,000	705,375
(Intl. Charter School), 5.00%, 4/15/33	BBB	1,000,000	1,095,480
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	254,614	6,429

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	903,328
4.375%, 1/1/32	AA	445,000	459,636

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Care Group), Ser. B-2, NATL, 5.375%, 2/1/26 (Prerefunded 8/1/18)	A	700,000	730,870
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	3,250,000	3,573,375

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	1,010,000	1,061,924

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,161,741

			32,911,622
Michigan (7.2%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	217,289

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,240,100

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,437
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,420,000	1,561,034

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	556,635

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	910,000	1,015,906

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,790,405

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,837,378

MI State Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), 5.00%, 11/15/41	A	1,800,000	2,006,298
Ser. H-1, 5.00%, 10/1/39	AA-	1,575,000	1,763,654
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,115,420
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,100,000	1,199,627
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	1,900,000	2,078,923
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	1,000,000	1,094,170
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	100,000	111,407
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	850,000	948,634
(Detroit), Ser. C-3, 5.00%, 4/1/27	A2	750,000	878,520

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,732,400
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	A	2,000,000	2,213,420
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/31	A1	390,000	394,013

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,082,666

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,978,812

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5.50%, 6/1/47	BB+/F	675,000	691,301
5.25%, 6/1/32	BB+/F	320,000	330,429

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	576,811

Wayne Cnty., Arpt. Auth. Rev. Bonds
Ser. D, 5.00%, 12/1/40	A2	2,890,000	3,272,058
Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,275,100

			35,967,847
Minnesota (0.6%)

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	545,075

St. Cloud, Hlth. Care Rev. Bonds (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A1	160,000	173,909

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/33	A2	2,000,000	2,270,740

			2,989,724
Mississippi (0.7%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,445,000	1,449,364

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	2,000,000	2,108,260

			3,557,624
Nebraska (0.2%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	996,493

			996,493
Nevada (0.5%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,565,000	1,781,001

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/25	BBB-/P	550,000	555,011

			2,336,012
New Hampshire (0.7%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	554,600
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,779,200

			3,333,800
New Jersey (8.5%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,461,902

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	500,000	558,575
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,595,205
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	778,365
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	418,792
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	4,848,255
5.00%, 6/15/26	Baa1	500,000	539,310

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,900,000	4,203,615
Ser. B, 5.60%, 11/1/34	A1	500,000	544,320

NJ State Edl. Fac. Auth. Rev. Bonds (Georgian Court U.), Ser. D
5.25%, 7/1/37	Baa3	1,000,000	1,001,390
5.25%, 7/1/27	Baa3	500,000	501,060

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,832,550

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	2,750,000	2,891,213
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,541,265
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/37	A+	1,000,000	1,151,820
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	A+	700,000	809,494

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,036,173
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	1,000,000	1,088,780
(Trans. Syst.), Ser. A, zero %, 12/15/30	Baa1	10,000,000	5,290,700

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1, 5.00%, 1/1/34	Baa1	1,000,000	1,020,600

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5.00%, 6/1/41	B	2,000,000	1,911,380
4.75%, 6/1/34	BB-	3,000,000	2,872,320

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,524,135

			42,421,219
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,495,420

			1,495,420
New York (7.9%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	320,000	337,248

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	2,000,000	2,513,780

Metro. Trans. Auth. Rev. Bonds, Ser. D-1, 5.00%, 11/15/39	AA-	2,000,000	2,300,800

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.27%, 11/1/26	AA	4,000,000	4,000,600

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	3,000,000	3,224,910

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev Bonds, 5.00%, 6/15/31(T)	AA+	10,000,000	11,316,996

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	Aa3	120,000	120,194

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/43	AAA	4,000,000	4,584,080

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5.00%, 7/1/35	Aa2	1,000,000	1,123,130

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	1,800,000	1,926,540

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5.00%, 3/15/31(T)	AAA	5,000,000	5,621,900

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.25%, 1/1/50	Baa3	1,500,000	1,648,260
5.00%, 7/1/41	Baa3	1,000,000	1,090,380

			39,808,818
North Carolina (0.9%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,000,000	1,081,240

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A-/F	805,000	854,846

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/36	A-/F	550,000	611,897

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	2,000,000	2,108,380

			4,656,363
Ohio (6.6%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	1,250,000	1,456,413

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	1,160,000	1,144,816
Ser. A-3, 6.25%, 6/1/37	B-	2,225,000	2,199,858
Ser. A-2, 5.875%, 6/1/30	B-	1,450,000	1,366,988
Ser. A-2, 5.75%, 6/1/34	B-	8,825,000	8,221,086

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB-	1,125,000	1,246,039

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	495,000	516,132
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	2,605,000	2,739,652

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	2,000,000	2,151,100

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College)
5.00%, 7/1/44	A+	3,265,000	3,540,599
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	1,735,000	1,926,214

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	700,000	781,102

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,256,310

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1
5.25%, 2/15/33	A1	225,000	263,122
5.25%, 2/15/32	A1	950,000	1,114,768

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/33	A2	605,000	691,092
5.00%, 2/15/32	A2	745,000	854,627

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	625,000	689,900
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	120,000	130,060

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	550,505
5.00%, 7/1/32	A	250,000	276,390

			33,116,773
Oregon (1.1%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,705,000	1,759,543

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	716,112

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	1,250,000	1,362,350

Salem, Hosp. Fac. Auth. Rev. Bonds (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,710,180

			5,548,185
Pennsylvania (5.6%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	223,698
5.00%, 1/1/31	BBB+/F	1,000,000	1,124,730

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A	450,000	510,363

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5.00%, 1/1/40	A	1,200,000	1,292,256
5.00%, 1/1/31	A	2,500,000	2,890,500

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5.00%, 7/1/41	Baa2	1,650,000	1,797,131

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5.50%, 3/15/38 (Prerefunded 9/15/18)	BBB-	725,000	761,381

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	1,000,000	1,073,800

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	250,000	287,608

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/40 (Prerefunded 8/15/18)	A3	1,250,000	1,308,213

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,116,910

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	524,345
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,280,290
(Philadelphia U.), 5.00%, 6/1/30	BBB+	2,250,000	2,256,165
(Philadelphia U.), 5.00%, 6/1/22	BBB+	860,000	862,468

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	936,720

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,306,994

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	1,350,000	1,513,526
Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,127,840

Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,145,050

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,336,524

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	537,557

			28,214,069
Rhode Island (0.6%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,799,720

			2,799,720
South Carolina (2.0%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,401,850
Ser. A, 5.50%, 12/1/54	AA-	3,000,000	3,398,430
Ser. A, 5.00%, 12/1/55	AA-	2,000,000	2,183,720

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	1,000,000	1,114,720

			10,098,720
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	3,450,000	3,745,389

			3,745,389
Texas (21.0%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	549,465
PSFG, 5.00%, 12/1/36	AAA	915,000	1,075,692
PSFG, 5.00%, 12/1/35	AAA	500,000	589,210

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95%, 5/15/33	BBB	400,000	420,212

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	2,850,000	2,929,031

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/45	BBB+	250,000	281,225
Ser. A, 5.00%, 1/1/40	BBB+	500,000	565,435
(Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	425,000	473,216

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), 5.00%, 8/15/28	BBB	300,000	340,878

Dallas, Area Rapid Transit Rev. Bonds (Sr. Lien), 5.00%, 12/1/33(T)	AA+	26,000,000	27,417,000

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,502,440

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,042,660
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	800,000	858,368

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.75%, 12/1/24	A-1+	5,500,000	5,500,000

Houston, Arpt. Syst. Rev. Bonds (United Airlines, Inc.), 4.75%, 7/1/24	Ba3	2,000,000	2,172,280

Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,673,175

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	A3	1,750,000	1,934,153

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds
5.00%, 11/1/36	A1	1,000,000	1,148,190
5.00%, 11/1/35	A1	1,000,000	1,140,370

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	700,000	801,549

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,657,290

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	523,175
(Collegiate Hsg.-College Station I, LLC), AGM, 5.00%, 4/1/46	AA	2,100,000	2,315,796
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	1,000,000	1,074,990

North East TX, Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/46	Baa2	2,500,000	2,769,200

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+	2,000,000	489,720

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	5,094,840
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	160,000	163,312
Ser. A, 5.00%, 1/1/39	A1	2,000,000	2,295,360
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	5,803,590

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	282,000	6,063
Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	814,000	17,501

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	1,300,000	1,378,520

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/37	A/F	615,000	618,426
Ser. B, 5.00%, 11/15/46	A/F	2,000,000	2,242,680

Houston Independent School District (Harris County Texas) Ltd. Tax Bonds
5.00%, 2/15/34(T)	?	5,000,000	5,971,630
5.00%, 2/15/35(T)	?	5,000,000	5,963,354
5.00%, 2/15/42(T)	?	5,000,000	5,915,766

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,672,830

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,175,840

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,795,100

			105,359,532
Utah (0.9%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.72%, 5/15/37	VMIG1	3,500,000	3,500,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,000,000	1,016,090

			4,516,090
Vermont (0.3%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/36	A3	1,250,000	1,412,550

			1,412,550
Virginia (0.5%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	425,000	472,545

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	2,100,000	2,254,287

			2,726,832
Washington (3.4%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	986,983

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	1,300,000	1,418,118

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5.00%, 6/1/28(T)	AA+	5,000,000	5,693,341

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,303,798

WA State G.O. Bonds, Ser. 17-A, 5.00%, 8/1/39	Aa1	3,000,000	3,521,580

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,369,080

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.93%, 1/1/42	A	1,500,000	1,506,660

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	385,849

			17,185,409
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5.50%, 10/15/37	Baa2	3,450,000	3,461,420

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	935,000	958,141

			4,419,561
Wisconsin (1.3%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	379,544

WI State Rev. Bonds, Ser. A
6.00%, 5/1/27	Aa3	2,265,000	2,462,802
U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	235,000	255,179

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,500,000	1,628,070
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	835,913
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	470,923

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds (Mary's Woods at Marylhurst), Ser. A
5.25%, 5/15/42	BB/F	250,000	268,995
5.25%, 5/15/37	BB/F	250,000	270,865

			6,572,291
Wyoming (0.4%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	2,000,000	2,145,500

			2,145,500
TOTAL INVESTMENTS

Total investments (cost $663,192,054)(b)			$711,890,866

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $501,376,754.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $663,027,462, resulting in gross unrealized appreciation and depreciation of $51,430,541 and $2,567,137, respectively, or net unrealized appreciation of $48,863,404.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $43,271,060 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	23.2%
	Health care	20.2
	Utilities	16.6
	Prerefunded	15.2
	State debt	14.5
	Tax bonds	13.5
	Local debt	11.1
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $78,348,416 were held by the TOB trust and served as collateral for $35,077,358 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $71,276 for these investments based on an average interest rate of 0.66%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$711,858,260	$32,606

Totals by level	$—	$711,858,260	$32,606

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017